RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Reclassifications (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Costs applicable to sales		$ 1,053	$ 999	$ 957	$ 1,002				$ 1,956		$ 3,009		$ 4,062	[1]	$ 3,738	[1]	$ 3,588	[1]
Other income, net													(54)		(69)		(135)
Interest expense, net													241		273		297
Net of tax													38		(26)		181
Total before tax	$ (265)	(278)	(335)	(194)	889	$ (221)	$ (240)	$ (208)	(529)	$ (448)	(807)	$ (669)	(1,072)		220		(270)
Tax benefit (expense)	777	73	166	111	22	91	239	227	277	466	350	557	1,127		579		386
Net of tax	$ 517	$ (199)	$ (151)	$ (58)	$ 818	$ 317	$ (60)	$ (132)	$ (209)	$ (192)	$ (408)	$ 125	109		943		(280)
Unrealized gain (loss) on marketable securities, net
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Net of tax													(5)		(103)
Total before tax													(5)		(103)		107
Net of tax													(5)		(103)		107
Accumulated net marketable securities adjustments - Sale of marketable securities
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Other income, net													(5)		(103)
Accumulated net marketable securities adjustments - Impairment of marketable securities
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Other income, net																	107
Pension and other post-retirement benefit adjustments
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Total before tax													28		25		27
Tax benefit (expense)													(10)		(9)		(9)
Net of tax													18		16		18
Accumulated defined benefit pension plans adjustment, amortization
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Total before tax													23		19		24
Accumulated defined benefit pension plans adjustment, settlements
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Total before tax													5		6		3
Unrealized Gain (Loss) on Cash flow Hedge Instruments
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Net of tax													25		61
Total before tax													37		91		82
Tax benefit (expense)													12		30		26
Net of tax													(25)		(61)		(56)
Operating cash flow hedges | Unrealized Gain (Loss) on Cash flow Hedge Instruments
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Costs applicable to sales													27		59		66
Other income, net															1		2
Interest rate contracts | Unrealized Gain (Loss) on Cash flow Hedge Instruments
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Interest expense, net													$ (10)		$ (33)		$ (18)

[1]	Excludes Depreciation and amortization and Reclamation and remediation.